Significant Subsequent Events - Additional Inormation (Detail) $ in Billions	2 Months Ended
Apr. 16, 2024 TWD ($)
Earthquake [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loss Due To Unexpected Event	$ 3